RELATED PARTY TRANSACTIONS OPERATION AND MANGEMENT SERVICES AGREEMENT (Details) $ in Thousands		3 Months Ended	6 Months Ended
	Apr. 16, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2018
Related Party Transaction [Line Items]
Number of Contract Renewals			2
Term of Renewal			5 years
PBF LLC [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee		$ 8,587
Agreement Period One [Member] | Knoxville Terminals [Member] | PBF Holding [Member]
Related Party Transaction [Line Items]
Oil and Gas Plant, Collaborative Agreement, Minimum Revenue Commitment	894
Agreement Period Two [Member] | Knoxville Terminals [Member] | PBF Holding [Member]
Related Party Transaction [Line Items]
Oil and Gas Plant, Collaborative Agreement, Minimum Revenue Commitment	1,788
Agreement Period Three [Member] | Knoxville Terminals [Member] | PBF Holding [Member]
Related Party Transaction [Line Items]
Oil and Gas Plant, Collaborative Agreement, Minimum Revenue Commitment	2,683